Offsets	Jan. 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Shattuck Labs, Inc.
Form or Filing Type	S-3
File Number	333-263553
Initial Filing Date	Mar. 15, 2022
Fee Offset Claimed	$ 11,124.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 120,000,000.00
Offset Note	The registrant has previously registered the offer and sale of up to $150,000,000 of securities pursuant to a registration statement on Form S-3 (File No. 333-263553), which was initially filed with the Securities and Exchange Commission on March 15, 2022 and became effective on July 29, 2022 (the "March 2022 Registration Statement"). In connection with the filing of the March 2022 Registration Statement, the registrant made a contemporaneous fee payment in the amount of $13,905.00. Of the $150,000,000 of securities registered under the March 2022 Registration Statement, $120,000,000 of securities remains unsold (the "Unsold Securities"). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $11,124.00 that has already been paid and remains unused with respect to the Unsold Securities is hereby offset against the registration fee of $27,620.00 due for this offering. The offering that includes the Unsold Securities under the March 2022 Registration Statement is hereby terminated.
Termination / Withdrawal Statement	The offering that includes the Unsold Securities (as defined below) under the March 2022 Registration Statement (as defined below) is hereby terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Shattuck Labs, Inc.
Form or Filing Type	S-3
File Number	333-263553
Filing Date	Mar. 15, 2022
Fee Paid with Fee Offset Source	$ 11,124.00
Offset Note	The registrant has previously registered the offer and sale of up to $150,000,000 of securities pursuant to the March 2022 Registration Statement. In connection with the filing of the March 2022 Registration Statement, the registrant made a contemporaneous fee payment in the amount of $13,905.00. Of the $150,000,000 of securities registered under the March 2022 Registration Statement, $120,000,000 of securities remains unsold. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $11,124.00 that has already been paid and remains unused with respect to the Unsold Securities is hereby offset against the registration fee of $27,620.00 due for this offering. The offering that includes the Unsold Securities under the March 2022 Registration Statement is hereby terminated.